Current and deferred taxes	12 Months Ended
Dec. 31, 2025
Current and deferred taxes
Current and deferred taxes

8. Current and deferred taxes

The Group incurred tax losses in current and prior years. It is not assessed as probable that future taxable profits will be available against which the tax losses can be utilized. Therefore, the Group has not recognized deferred tax assets in excess of deferred tax liabilities, relating to the same taxation authority and the same taxable entity.

The breakdown of the income tax expenses by origin is as follows:

(in thousands of €)	2025	2024	2023
Current income tax expense	—	(4)	(3)
Deferred tax income	—	—	622
Income tax (expense)/income	—	(4)	619

The decrease in deferred tax income is due to deferred tax assets on the carryforward of tax losses, most of which cannot be recognized in 2025 and 2024 as they exceed the amount of deferred tax liabilities. The domestic tax rate is 25% for both 2025, 2024 and 2023.

The following table details the source of deferred tax assets and liabilities:

	December 31, 2025			December 31, 2024
(in thousands of €)	Assets	Liabilities	Net	Assets	Liabilities	Net
Intangible assets	—	(4,637)	(4,637)	—	(4,637)	(4,637)
Property, plant and equipment	1	—	1	1	—	1
Right of use assets	—	(271)	(271)	—	(343)	(343)
Lease liabilities	313	—	313	386	—	386
Other current assets & other liabilities	—	(5)	(5)	2	—	2
Deferred tax assets and liabilities related to temporary differences	314	(4,913)	(4,599)	389	(4,981)	(4,592)
Tax loss carried forwards	4,599	—	4,599	4,592	—	4,592
Deferred tax assets related to unused tax losses	4,599	—	4,599	4,592	—	4,592
Set off of tax	(4,913)	4,913	—	(4,981)	4,981	—
Net deferred tax assets/liabilities	—	—	—	—	—	—

The largest position within temporary differences is relating to intangible assets for which a deferred tax liability was recognized as a result of the fair value adjustment in the acquisition of Agomab Spain.

The Company has tax losses amounting to €38.2 millions for which deferred tax assets have not been recognized. These relate to deductible temporary differences, unused tax losses, and unused tax credits, and have no expiry date.

The movements of deferred tax balances during 2025 and 2024 are disclosed within the table below.

	December 31,	Recognized in	December 31,
(in thousands of €)	2025	profit or loss	2024
Intangible assets	(4,637)	—	(4,637)
Property, plant and equipment	1	—	1
RoU assets	(271)	72	(343)
Lease liabilities	313	(73)	386
Other current assets & other liabilities	(5)	(7)	2
Deferred tax assets and liabilities related to temporary differences	(4,599)	(8)	(4,592)
Tax loss carry-forwards	4,599	8	4,592
Deferred tax assets/liabilities	—	—	—

The following table represents the reconciliation between the theoretical and effective tax rates of 2025 and 2024.

(in thousands of €)	2025	2024	2023
IFRS profit/(loss) before income taxes	(62,547)	(46,264)	(12,009)
Theoretical income tax (expense)/income	(15,639)	11,568	3,002
Theoretical tax rate*	25%	25%	25%
Non-deductible expenses	(2,950)	(569)	(1,409)
Non-taxable income	128	339	5,636
Tax losses of the year for which no deferred tax asset has been recognized	(12,828)	(11,341)	(6,610)
Income tax (expense)/income	—	(4)	619
Effective tax rate	—%	—%	(5)%

*The theoretical tax rate (25%) is based on the blended average tax rate of the domestic tax rate applicable for both the Company in Belgium and its subsidiary in Spain and the theoretical tax rate (26%) is the domestic tax rate applied for the US subsidiary (21% Federal tax rate and 5% State Corporation Tax).